Prepayments, Other Receivables and Other Assets - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other receivables
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 340	$ 262
Prepayment
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other receivables due from related parties	$ 272	$ 1,199